Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management
Summary of financial liabilities based on contractual undiscounted payments

	Less than	Between	More than
	1 year	1 and 2 years	2 years	Total
	€	€	€	€
As of December 31, 2021
Trade and other payables	29,254,387	1,250,000	1,250,000	31,754,387
Payables to related parties	10,841,214	7,000,000	—	17,841,214
Lease liabilities	183,742	183,742	1,018,303	1,385,787
Provisions of other liabilities	—	—	4,268	4,268
Current tax liabilities	53,147	—	—	53,147
Total	40,332,490	8,433,742	2,272,571	51,038,803

Schedule of significant exchange rates have been applied

	Average rate		Year-end spot rate
	2021	2020	2021	2020	2019
Euro	€	€	€	€	€
1 Sterling Pound	1.1628	1.1248	1.1898	1.1128	1.1755